FAIR VALUE MEASUREMENT - Interest rate swap (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 5,547	$ 7,977
Total derivatives liability	12,322	13,698
Derivative assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	5,097	4,166
Derivative assets - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	450	1
Derivative assets - current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset		594
Derivative assets - non-current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset		3,216
Derivative liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	10,127	13,480
Derivative liabilities - current | Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	25	$ 218
Derivative liabilities - current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	329
Derivative liabilities - non-current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 1,841